Related-party Transactions - Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Purchase of products	₨ 65,151.3	$ 942.1	₨ 59,401.0	₨ 44,224.1
Sale of products	49,283.7	712.7	74,644.0	60,192.4
Services received	19,141.3	276.8	22,944.5	30,697.7
Services rendered	9,093.6	131.5	12,551.6	9,347.7
Acceptances	54,937.8		41,350.3	32,027.7	$ 794.4
Purchase of property, plant and equipment	143.0	2.1	626.0	139.0
Purchase of investments	72.0	1.0	25.0
Sale of investments	5,333.5	77.1
Interest (income)/expense, dividend (income)/paid, (net)	(2,146.5)	$ (31.0)	(17,522.9)	(5,533.2)
Loans given	57.5			303.0	0.8
Loans taken	1,770.0		4,890.0	9,186.3	25.6
Loans repaid by us	2,100.0		4,890.0	9,269.5	30.4
Amounts receivable in respect of loans and interest thereon	75.5		40.0	93.3	1.1
Amounts payable in respect of loans and interest thereon	266.0		608.0	1,615.5	3.8
Trade and other receivables	3,865.5		12,514.7	7,753.9	55.9
Accounts payable	9,259.1		6,704.3	6,574.6	133.9
Acceptances	691.3		2,201.6		$ 10.0
Deposit given as security			30.0	30.0
Conversion of Optionally Convertible Preference shares in to equity shares				1,600.0
Loans given, repaid				1,928.0
Associates and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	23,691.0		26,057.0	20,585.2
Sale of products	3,284.0		2,016.0	2,504.9
Services received	462.0		89.0	109.8
Services rendered	217.0		190.0	166.4
Purchase of property, plant and equipment	135.0		624.0	137.9
Purchase of investments	72.0
Interest (income)/expense, dividend (income)/paid, (net)	(124.0)		(95.0)	(111.0)
Loans taken	1,770.0		4,890.0	3,290.0
Loans repaid by us	2,100.0		4,890.0	3,000.0
Amounts payable in respect of loans and interest thereon	230.0		560.0	560.0
Trade and other receivables	556.0		633.0	495.2
Accounts payable	3,043.0		1,496.0	397.6
Conversion of Optionally Convertible Preference shares in to equity shares				1,600.0
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	24.6			213.0
Sale of products	29,465.5		60,082.1	49,835.3
Services received	11.3		5,500.9	10,885.7
Services rendered	7,653.2		12,077.2	7,718.8
Purchase of investments			25.0
Interest (income)/expense, dividend (income)/paid, (net)	(1,991.3)		(17,644.9)	(5,943.6)
Loans given	57.5
Amounts receivable in respect of loans and interest thereon	37.5
Trade and other receivables	1,321.5		10,371.4	5,658.6
Accounts payable	25.9		2.5	226.3
Joint operations [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	39,407.7		31,631.0	22,757.5
Sale of products	8,253.2		5,454.9	3,237.2
Services received			1.6	0.7
Services rendered	60.4		43.4	161.2
Interest (income)/expense, dividend (income)/paid, (net)	(262.2)		(46.0)	(121.2)
Trade and other receivables			(0.7)
Accounts payable	2,461.2		1,848.8	1,239.6
Loans given, repaid				1,325.0
Tata Sons Private Limited [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	2,028.0		1,713.0	668.4
Sale of products	8,281.0		7,091.0	4,615.0
Services received	18,668.0		17,353.0	19,701.5
Services rendered	1,163.0		241.0	1,301.3
Acceptances	54,937.8		41,350.3	32,027.7
Purchase of property, plant and equipment	8.0		2.0	1.1
Sale of investments	5,333.5
Interest (income)/expense, dividend (income)/paid, (net)	231.0		263.0	642.6
Loans given				303.0
Loans taken				5,896.3
Loans repaid by us				6,269.5
Amounts receivable in respect of loans and interest thereon	38.0		40.0	93.3
Amounts payable in respect of loans and interest thereon	36.0		48.0	1,055.5
Trade and other receivables	1,988.0		1,511.0	1,600.1
Accounts payable	3,729.0		3,357.0	4,711.1
Acceptances	₨ 691.3		2,201.6
Deposit given as security			₨ 30.0	30.0
Loans given, repaid				₨ 603.0